Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and Diluted loss for the period	(28,676,000)	(18,596,000)	(44,168,000)	(24,065,000)

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	Number	Number	Number	Number
Weighted average number of ordinary shares	121,899,774	26,201,070	121,432,193	28,566,885

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£	£	£	£
Basic and diluted earnings per share (pence per share)	(0.24)	(0.71)	(0.36)	(0.84)
8.Earnings per share (continued)

Basic earnings per share (“Earnings per Share”) are calculated in accordance with IAS 33 based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period. The ordinary shares outstanding used for computation of earnings per share in all periods reflect a share split executed on October 5, 2021 consistent with the principles in IAS 33 paragraph 64, as described in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2021.

The Company issues performance options, share options, RSUs and PSUs to employees, upon the exercise of which ordinary shares are issued. Inclusion of these awards would have an anti-dilutive effect due to the loss incurred during the period, therefore basic and diluted loss per share are the same.